PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Jan. 03, 2015
Pension and Other Postretirement Benefits.
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

        We sponsor a number of defined benefit plans, the accrual of benefits under some of which has been frozen, covering eligible employees in the U.S. and certain other countries. Benefits payable to an employee are based primarily on years of service and the employee's compensation during the course of his or her employment with us. While we have not expressed any intent to terminate these plans, we may do so at any time, subject to applicable laws and regulations.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, local laws and regulations. We have not incurred significant costs related to termination indemnity arrangements, and therefore, no related costs are included in the disclosures below.

        Employees who participated in our U.S. defined benefit plan, the Avery Dennison Pension Plan ("ADPP"), between December 1, 1986 and November 30, 1997, may also have had a Stock Holding and Retirement Enhancement Account ("SHARE Account") associated with our defined contribution plan. The ADPP is a floor offset plan that coordinated the amount of projected benefit obligation to an eligible participant with the SHARE Account such that the total benefit payable to an eligible participant would equal the greater of the value of the participant's benefit from the ADPP or the value of the participant's SHARE Account. Lower than expected asset returns on the participant balances in the SHARE Account could have increased the projected benefit obligation under the ADPP. In the fourth quarter of 2013, we amended our plan documents to require participants to make an early election rather than waiting to make such election upon termination of employment either to (a) receive their assets in the SHARE Account as a distribution, in which case their retirement benefit under the ADPP would be offset by the annuity equivalent of these assets, or (b) transfer their SHARE Account assets to the ADPP and receive the full ADPP retirement benefit in annuity form. The amendment resulted in an actuarial loss of approximately $20 million to the ADPP in 2013. In the fourth quarter of 2014, all participants with a SHARE Account completed their elections and the existing SHARE Accounts were terminated, resulting in our recording an additional actuarial loss of $12 million. These actuarial losses are subject to future amortization.

Plan Assets

        Our investment management of the ADPP assets utilizes a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that is split into two sub-portfolios: a growth portfolio and a liability hedging portfolio. The growth portfolio consists primarily of equity and high-yield fixed income securities. The liability hedging portfolio consists primarily of investment grade fixed income securities and cash, and is intended, over time, to more closely match the liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation by increasing the allocation to the liability hedging portfolio. The current allocation is 65% in the growth portfolio and 35% in the liability hedging portfolio, subject to periodic fluctuations due to market movements. The plan assets are diversified across asset classes, striving to balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to fund benefit payments.

        Assets of our international plans are invested in accordance with locally accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 39% in equity securities, 49% in fixed income securities and cash, and 12% in insurance contracts and other investments, and is subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

        The following is a description of the valuation methodologies used for assets measured at fair value:

        Cash is valued at nominal value. Money market funds are valued at net asset value ("NAV"). Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year-end. Pooled funds, which include real estate pooled funds and multi-asset common trust funds, are comprised of shares or units in funds that are not publicly traded and are valued at net unit value, as determined by the fund's trustees based on the underlying securities in the trust. Equities are valued at the closing price reported on the active market on which the individual securities are traded. Real estate investment trusts are valued based on quoted prices in active markets. Debt securities consist primarily of treasury securities and corporate bonds, which are valued using bid prices; observable market inputs to determine these prices include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids and offers. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows. Pooled funds – alternative investments are investments in a fund of hedge funds, which are valued monthly on a one-month lag using a market approach valuation technique. We assess information available to us to determine whether there are any material changes to values at the reporting date. This investment was classified as a Level 3 asset as shares may be redeemed quarterly upon 65 days' notice and are subject to certain restrictions.

        The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2014:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$1.3	$1.3	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	152.4	–	152.4	–
Pooled funds – Fixed income	218.7	–	218.7	–
Pooled funds – U.S. bonds, other fixed income	.4	–	.4	–

Total liability hedging portfolio	371.5	–	371.5	–

Growth portfolio (1)
Pooled funds – Global equities	60.2	–	60.2	–
Pooled funds – Global real estate investment trusts	40.4	–	40.4	–
Pooled funds – High yield bonds	58.2	–	58.2	–
Pooled funds – International	87.5	–	87.5	–
Pooled funds – U.S. equities	99.4	–	99.4	–
Pooled funds – Alternative investments	60.3	–	–	60.3

Total growth portfolio	406.0	–	345.7	60.3

Total U.S. plan assets at fair value	$778.8	$1.3	$717.2	$60.3

Other assets (2)	.1

Total U.S. plan assets	$778.9

(1)	"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)	Includes accrued recoverable taxes.

        The following table presents a reconciliation of Level 3 U.S. plan assets held during the year ended January 3, 2015:

Level 3 Assets
(In millions)	Pooled Funds – Alternative Investments

Balance at December 28, 2013	$51.2
Net realized and unrealized gain	2.7
Purchases	6.4
Settlements	–
Impact of changes in foreign currency exchange rates	–

Balance at January 3, 2015	$60.3

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2014:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$.6	$.6	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – Emerging markets bonds	6.7	–	6.7	–
Pooled funds – European bonds	243.5	–	243.5	–
Pooled funds – U.K. bonds	66.4	–	66.4	–
Pooled funds – Global bonds	3.4	–	3.4	–
Pooled funds – High yield bonds	6.5	–	6.5	–
Pooled funds – Enhanced yield bonds	1.9	–	1.9	–

Total fixed income securities	328.7	.3	328.4	–

Equity securities
Pooled funds – Emerging markets	22.3	–	22.3	–
Pooled funds – U.K.	16.2	–	16.2	–
Pooled funds – Global	160.2	–	160.2	–
Pooled funds – Real estate investment trusts	32.0	–	32.0	–

Total equity securities	230.7	–	230.7	–

Other investments
Pooled funds – Commodities	8.4	–	8.4	–
Pooled funds – Real estate	8.5	–	8.5	–
Pooled funds – Other	16.6	–	16.6	–
Insurance contracts	24.6	–	–	24.6

Total other investments	58.1	–	33.5	24.6

Total international plan assets at fair value	$618.1	$.9	$592.6	$24.6

        The following table presents a reconciliation of Level 3 international plan assets held during the year ended January 3, 2015:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 28, 2013	$27.4
Net realized and unrealized gain	.6
Purchases	2.3
Settlements	(2.9)
Impact of changes in foreign currency exchange rates	(2.8)

Balance at January 3, 2015	$24.6

        The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$15.8	$15.8	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	332.7	–	332.7	–
Pooled funds – U.S. bonds, other fixed income	.4	–	.4	–

Total liability hedging portfolio	333.1	–	333.1	–

Growth portfolio (1)
Pooled funds – Global equities	60.0	–	60.0	–
Pooled funds – Global real estate investment trusts	45.8	–	45.8	–
Pooled funds – High yield bonds	65.2	–	65.2	–
Pooled funds – International	86.6	–	86.6	–
Pooled funds – U.S. equities	89.5	–	89.5	–
Pooled funds – Alternative investments	51.2	–	–	51.2

Total growth portfolio	398.3	–	347.1	51.2

Total U.S. plan assets at fair value	$747.2	$15.8	$680.2	$51.2

Other assets (2)	.2

Total U.S. plan assets	$747.4

(1)	"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)	Includes accrued recoverable taxes.

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$4.7	$4.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – Emerging markets bonds	6.2	–	6.2	–
Pooled funds – European bonds	193.8	–	193.8	–
Pooled funds – U.K. bonds	56.6	–	56.6	–
Pooled funds – Global bonds	3.3	–	3.3	–
Pooled funds – High yield bonds	6.7	–	6.7	–

Total fixed income securities	266.9	.3	266.6	–

Equity securities
Pooled funds – Emerging markets	20.9	–	20.9	–
Pooled funds – U.K.	17.2	–	17.2	–
Pooled funds – Global	151.3	–	151.3	–
Pooled funds – Real estate investment trusts	28.8	–	28.8	–

Total equity securities	218.2	–	218.2	–

Other investments
Pooled funds – Commodities	9.5	–	9.5	–
Pooled funds – Real estate	7.7	–	7.7	–
Pooled funds – Other	31.7	–	31.7	–
Insurance contracts	27.4	–	–	27.4

Total other investments	76.3	–	48.9	27.4

Total international plan assets at fair value	$566.1	$5.0	$533.7	$27.4

Other assets (1)	.5

Total international plan assets	$566.6

(1)	Includes accrued recoverable taxes.

Postretirement Health Benefits

        We provide postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

Plan Assumptions

Discount Rate

        In consultation with our actuaries, we annually review and determine the discount rates to be used in connection with valuing our postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to our plans.

Long-term Return on Assets

        We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between our asset classes, and the mix of active and passive investments. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed for reasonableness and appropriateness.

Healthcare Cost Trend Rate

        Our practice is to fund the cost of postretirement benefits from operating cash flows. For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2015. This rate is expected to decrease to approximately 5% by 2018.

        A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.4	(.4)

Plan Balance Sheet Reconciliations

        The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$933.7	$642.8	$963.7	$597.6	$9.1	$12.0
Service cost	.4	12.9	.4	13.0	–	–
Interest cost	44.7	23.8	39.7	23.3	.3	.3
Participant contribution	–	4.0	–	4.1	1.1	1.2
Amendments (1)	–	(7.2)	19.9	–	–	–
Actuarial loss (gain) (2)	141.5	166.1	(59.8)	8.5	.3	(.5)
Plan transfers (3)	21.4	–	5.7	7.1	–	–
Benefits paid	(47.9)	(22.3)	(45.4)	(21.2)	(2.8)	(3.5)
Curtailments	–	(7.6)	9.5	(1.7)	–	(.4)
Settlements	–	(2.2)	–	(6.0)	–	–
Foreign currency translation	–	(73.2)	–	18.1	–	–

Projected benefit obligations at end of year	$1,093.8	$737.1	$933.7	$642.8	$8.0	$9.1

Accumulated benefit obligations at end of year	$1,093.8	$693.9	$933.7	$601.7

(1)

Amendments to the international plans in 2014 related to our plans in The Netherlands, U.K. and France. Amendments to the U.S. pension plan in 2013 primarily related to changing the timing for the required benefit elections for participant SHARE Accounts.

(2)

Actuarial loss (gain) in 2013 included an out-of-period adjustment of $15 million recorded in the fourth quarter of 2013 to properly state the balance sheet pension liability by increasing the projected benefit obligation as a result of a change in the method for projecting SHARE Account asset values. The corresponding adjustment affected other comprehensive income, with no impact to net income in 2013, and is subject to future amortization. The impact of this out-of-period adjustment was not considered material to the 2013 or any previous financial statements.

(3)

Plan transfers in 2014 and 2013 for the U.S. represented transfers from participant SHARE Accounts. Plan transfers in 2013 for the international plans include transfers in Switzerland and Germany related to the OCP and DES divestitures.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$747.4	$566.6	$648.5	$515.0	$–	$–
Actual return on plan assets	52.9	117.9	61.8	26.6	–	–
Plan transfers (1)	21.4	–	5.7	2.3	–	–
Employer contributions	5.1	16.0	76.8	28.9	1.7	2.3
Participant contributions	–	4.0	–	4.1	1.1	1.2
Benefits paid	(47.9)	(22.3)	(45.4)	(21.2)	(2.8)	(3.5)
Settlements	–	(2.2)	–	(6.0)	–	–
Foreign currency translation	–	(61.9)	–	16.9	–	–

Plan assets at end of year	$778.9	$618.1	$747.4	$566.6	$–	$–

(1)

Plan transfers in 2014 and 2013 for the U.S. represented transfers from participant SHARE Accounts. Plan transfers in 2013 for the international plans include transfers in Switzerland related to the OCP and DES divestitures.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$20.0	$–	$35.4	$–	$–
Other accrued liabilities	(4.1)	(2.5)	(3.6)	(2.7)	(1.6)	(2.2)
Long-term retirement benefits and other liabilities	(310.8)	(136.5)	(182.7)	(108.9)	(6.4)	(6.9)

Plan assets less than benefit obligations	$(314.9)	$(119.0)	$(186.3)	$(76.2)	$(8.0)	$(9.1)

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	4.00%	2.54%	4.85%	3.88%	4.00%	3.94%	3.50%	3.45%	2.85%
Compensation rate increase	–	2.22	–	2.24	–	2.24	–	–	–

        The amount in non-current pension assets represents the net assets of our overfunded plans, which consist of a few international plans. The amounts in current and non-current pension liabilities represent the net obligations of our underfunded plans, which consist of all U.S. and several international plans.

        For U.S. and international plans combined, the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.45 billion and $997.3 million, respectively, at year-end 2014 and $1.25 billion and $953.7 million, respectively, at year-end 2013.

        For U.S. and international plans combined, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.43 billion and $997.3 million, respectively, at year-end 2014 and $1.22 billion and $938.6 million, respectively, at year-end 2013.

Accumulated Other Comprehensive Loss

        The following table sets forth the pretax amounts recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$590.5	$174.8	$466.9	$129.5	$24.1	$26.6
Prior service cost (credit)	19.9	(5.3)	21.0	2.5	(22.9)	(26.2)
Net transition obligation	–	.4	–	.5	–	–

Net amount recognized in accumulated other comprehensive loss	$610.4	$169.9	$487.9	$132.5	$1.2	$.4

        The following table sets forth the pretax amounts, including those of discontinued operations, recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$140.6	$51.3	$(73.4)	$6.1	$93.5	$16.4	$.3	$(.9)	$1.7
Prior service (credit) cost	–	(7.3)	19.9	–	–	–	–	–	–
Amortization of unrecognized:
Net actuarial loss	(16.8)	(5.6)	(18.6)	(8.0)	(14.9)	(3.3)	(2.8)	(2.5)	(2.7)
Prior service (cost) credit	(1.2)	(1.0)	(.3)	(.4)	(.4)	(.5)	3.3	17.2	4.8
Net transition asset	–	–	–	.1	–	.5	–	–	–

Net amount recognized in other comprehensive loss (income)	$122.6	$37.4	$(72.4)	$(2.2)	$78.2	$13.1	$.8	$13.8	$3.8

Plan Income Statement Reconciliations

        The following table sets forth the components of net periodic benefit cost, which are recorded in income from continuing operations, for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.4	$12.9	$.4	$13.0	$.3	$9.1	$–	$–	$–
Interest cost	44.7	23.8	39.7	23.3	40.3	24.5	.3	.3	.5
Expected return on plan assets	(52.0)	(26.0)	(48.1)	(22.6)	(45.9)	(22.1)	–	–	–
Recognized actuarial loss	16.2	5.2	17.7	6.3	14.3	3.1	2.8	2.5	2.7
Amortization of prior service cost (credit)	1.2	.4	.3	.5	.4	.4	(3.3)	(4.1)	(4.8)
Amortization of transition asset	–	–	–	(.1)	–	(.5)	–	–	–
Recognized loss (gain) on curtailment (1)	–	.6	–	(1.5)	–	–	–	–	–
Recognized loss on settlement (2)	.6	.4	–	.5	.6	–	–	–	–

Net periodic benefit cost (credit)	$11.1	$17.3	$10.0	$19.4	$10.0	$14.5	$(.2)	$(1.3)	$(1.6)

(1)

Recognized loss on curtailment in 2014 related to a pension plan in The Netherlands and gain on curtailment in 2013 related to a pension plan in Taiwan. These amounts were recorded in "Other expense, net" in the Consolidated Statements of Income.

(2)	Represented settlement event in Switzerland in 2014.

        In 2013, in connection with the sale of our former OCP and DES businesses, we recognized a curtailment gain of $13.1 million associated with our U.S. postretirement health benefit plan, partially offset by curtailment and settlement losses of $10.4 million associated with certain U.S. pension plans. The net gain of $2.7 million was recorded in "Income (loss) from discontinued operations, net of tax" in the Consolidated Statements of Income. Refer to Note 2, "Discontinued Operations and Sale of Assets," for more information on the sale.

        The following table sets forth the weighted-average assumptions used to determine net periodic cost:

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.85%	3.88%	4.00%	3.94%	4.75%	4.80%	3.45%	2.85%	3.75%
Expected return on assets	7.75	4.82	8.00	4.78	8.00	4.95	–	–	–
Compensation rate increase	–	2.24	–	2.24	–	2.79	–	–	–

Plan Contributions

        We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. In 2015, we expect to contribute approximately $15 million, $4 million, and $2 million to our international pension plans, U.S. pension plans, and postretirement benefit plan, respectively.

Future Benefit Payments

        Anticipated future benefit payments, which reflect expected service periods for eligible participants, are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2015	$49.4	$18.4	$1.6
2016	50.1	19.3	1.2
2017	52.2	19.8	.9
2018	68.4	20.1	.6
2019	58.2	21.1	.5
2020 –2023	294.5	119.2	1.6

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

        Our estimates of fiscal year 2015 amortization of amounts included in "Accumulated other comprehensive loss" are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

Net actuarial loss	$20.3	$10.4	$2.6
Prior service cost (credit)	1.1	(.3)	(3.3)
Net transition obligation	–	.1	–

Net loss (gain) to be recognized	$21.4	$10.2	$(.7)

Defined Contribution Plans

        We sponsor various defined contribution plans worldwide, the largest of which is the Avery Dennison Corporation Employee Savings Plan ("Savings Plan"), a 401(k) plan for our U.S. employees.

        We recognized expense from continuing operations of $19.4 million, $21 million, and $19.8 million in 2014, 2013, and 2012, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.

Other Retirement Plans

        We have deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earn specified and variable rates of return. As of year-end 2014 and 2013, we had accrued $125.2 million and $128.6 million, respectively, for our obligations under these plans. These obligations are funded by corporate-owned life insurance contracts and standby letters of credit. As of year-end 2014 and 2013, these obligations were secured by standby letters of credit of $2.5 million and $3 million, respectively. Proceeds from the insurance policies are payable to us upon the death of covered participants. The cash surrender values of these policies, net of outstanding loans, which are included in "Other assets" in the Consolidated Balance Sheets, were $210.9 million and $204.6 million at year-end 2014 and 2013, respectively.

        Our deferred compensation expense from continuing operations was $6.8 million, $5.9 million, and $7.1 million for 2014, 2013, and 2012, respectively. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.

        Our Directors Deferred Equity Compensation Plan allows our non-employee directors to elect to receive their cash compensation in deferred stock units ("DSUs") issued under our stock option and incentive plan. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs on the applicable payable date. A director's DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .1 million DSUs were outstanding as of year-end 2014 and 2013, with an aggregate value of $6.1 million and $5.5 million, respectively.